Discontinued Operations (Details) - Schedule of Results of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Results of Operations [Line Items]
Revenues	$ 12,784,074	$ 50,558,732
Costs of car rental services	(13,020,751)	(43,966,881)
General and administrative expenses	(869,482)	(2,940,140)
Sales and marketing expenses	(403,754)	(675,307)
Loss from operations of discontinued operations	(1,509,913)	2,976,405
Total other income (expenses), net	(60,824)	(718,017)
(Loss) income from discontinued operations before income tax expense	(1,570,737)	2,258,388
Income tax expense	(5,357)	(303,873)
Net (loss) income from discontinued operations, net of tax	$ (1,576,094)	$ 1,954,515